S000086827 [Member] Average Annual Total Returns	12 Months Ended	16 Months Ended
	Dec. 31, 2025	Dec. 31, 2025
Bloomberg U.S. Corporate High-Yield Index (reflects no deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	8.62%	7.89%
Bloomberg U.S. Aggregate Bond Index (reflects no deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	7.30%	3.34%
C000252455 [Member]
Prospectus [Line Items]
Average Annual Return, Percent	8.87%	7.42%
Performance Inception Date		Sep. 05, 2024
C000252455 [Member] | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	6.07%	4.67%
Performance Inception Date		Sep. 05, 2024
C000252455 [Member] | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	5.19%	4.47%
Performance Inception Date		Sep. 05, 2024